Finance costs and finance income	12 Months Ended
Dec. 31, 2020
Finance costs and revenues [Line Items]
Finance costs and finance income

27.   Finance costs and finance income

(a)This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Interest on time deposits	1,074	4,971	5,176
Interests on third parties loans	355	460	561
Interests on tax claims	352	16	1,701
Interests on loans to related parties, note 30(a)	114	86	92
Dividends income	—	3,625	—
Other minor	155	517	340
	2,050	9,675	7,870
Financial obligations amortized costs, note 16(f)	361	—	—
Unrealized change of the fair value related to contingent consideration liability (b)	—	—	1,815
Total finance revenues	2,411	9,675	9,685

Finance costs:
Interest on borrowings	19,249	28,418	31,538
Commission for restructuring financial obligations, note 16	3,929	—	—
Interest on commercial obligations	626	—	—
Settlement of hedging financial instruments, note 32(b)	146	—	—
Tax on financial transactions	107	166	173
Interest on loans	55	1	2
Other minor	37	141	703
	24,149	28,726	32,416

Accretion expense for mine closure, note 15(b)	6,672	10,390	4,982
Unrealized change of the fair value related to contingent consideration liability (b)	5,690	655	—
Accrual of debt issuance costs, note 16(f)	976	2,109	1,024
Accretion expense for leases related to rights in use, nota 16(f)	180	293	—
Other minor	155	—	—
	37,822	42,173	38,422

(b)Contingent consideration -

On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (“Gold Fields”) 51 percent of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Through the fusion with Canteras del Hallazgo S.A.C, the Group is the owner of the Chucapaca project, which is located in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5 percent over the future sales of the minerals arising from the mining properties acquired. The fair value of the future royalty payments was determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2020, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2020 reflects this assumption and changes in metal prices.

(c)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	16,410	15,755	17,570

Variation of the fair value in profit and loss	5,690	655	(1,815)
Final balance	22,100	16,410	15,755

Significant unobservable valuation inputs are provided below:

	2020	2019

Annual average of future sales of mineral (US$000)	222,238	190,815
Useful life of mining properties	14	14
Pre-tax discount rate (%)	9.30	10.00

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.

Minera Yanacocha SRL and subsidiary [Member]
Finance costs and revenues [Line Items]
Finance costs and finance income

22.  Finance costs

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Unwinding of the discount of the provision for mining closure, note 12(b)	32,049	36,709	36,015
Commissions of guarantee letters	3,153	2,485	2,113
Unwinding of debt instruments, note 14	1,497	1,497	735
Interests on tax contingency and others, see note 23	—	16,938	161

	36,699	57,629	39,024